PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of September 30, 2022 (unaudited)

Preferred Stocks	Interest Rate	Maturity Date	Shares	Market Value ($)
Banks (2.7%)
Bank of America [l]	5.00%	09/17/2024	223,739	4,579,937
First Republic Bank	4.50%	12/31/2026	250,000	4,632,500

				9,212,437
Capital Markets (1.9%)
Morgan Stanley	4.25%	01/15/2027	240,000	4,312,800
The Charles Schwab Corp. [l]	4.45%	06/01/2026	107,835	2,056,413

				6,369,213
Consumer Finance (0.4%)
Capital One Financial Corp.	5.00%	12/01/2024	50,000	981,500
Capital One Financial Corp. [l]	4.63%	12/01/2025	22,285	401,799

				1,383,299
Equity Real Estate Investment Trusts (2.0%)
Digital Realty Trust Inc.	5.20%	10/10/2024	114,608	2,412,498
Public Storage [l]	3.88%	10/06/2025	40,000	648,000
Public Storage	4.00%	06/16/2026	140,549	2,399,171
Public Storage	4.10%	01/13/2027	70,000	1,220,100

				6,679,769
Total investment in preferred stocks (7.0%) (cost $30,606,114)				23,644,718

Convertible Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Electrical Equipment (0.6%)
Sunrun Inc.	0.00%	02/01/2026	2,800,000	1,979,506

Total investment in convertible bonds (0.6%) (cost $2,288,752)				1,979,506

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Air Freight & Logistics (2.2%)
C.H. Robinson Worldwide Inc.	4.20%	04/15/2028	5,000,000	4,652,787
FedEx Corp.	4.25%	05/15/2030	1,750,000	1,583,302
FedEx Corp.	4.75%	11/15/2045	1,750,000	1,414,825

				7,650,914
Airlines (2.6%)
Alaska Airlines 2020-1, Class B	8.00%	08/15/2025	4,130,952	4,090,766
Alaska Airlines 2020-1, Class A	4.80%	08/15/2027	843,223	793,875
Southwest Airlines Co.	5.13%	06/15/2027	4,000,000	3,917,816

				8,802,457
Auto Components (1.4%)
APTIV plc	2.40%	02/18/2025	3,000,000	2,799,810
APTIV plc	5.40%	03/15/2049	2,500,000	2,012,388

				4,812,198

Banks (0.8%)
Citigroup Inc.	2.01%	01/25/2026	3,000,000	2,757,159

Biotechnology (0.5%)
Gilead Sciences Inc.	4.80%	04/01/2044	1,750,000	1,521,914

Building Products (1.5%)
Masco Corp.	3.50%	11/15/2027	3,000,000	2,723,717
Masco Corp.	4.50%	05/15/2047	3,000,000	2,307,662

				5,031,379
Capital Markets (1.3%)
Morgan Stanley	2.51%	10/20/2032	2,000,000	1,527,606
The Charles Schwab Corp.	3.75%	04/01/2024	3,000,000	2,963,910

				4,491,516
Commercial Services & Supplies (0.9%)
Waste Management Inc.	3.15%	11/15/2027	3,500,000	3,202,243

Consumer Finance (2.7%)
American Express Co.	4.05%	05/03/2029	3,000,000	2,752,640
Capital One Financial Corp.	2.62%	11/02/2032	3,000,000	2,244,027
Discover Financial Services	4.50%	01/30/2026	3,500,000	3,320,389
Discover Financial Services	4.10%	02/09/2027	1,000,000	919,813

				9,236,869
Containers & Packaging (1.7%)
Ball Corp.	4.88%	03/15/2026	6,000,000	5,692,260

Electronic Equipment, Instruments & Components (1.4%)
Trimble Inc.	4.90%	06/15/2028	5,000,000	4,757,660

Equity Real Estate Investment Trusts (5.8%)
Alexandria Real Estate Equities Inc.	2.00%	05/18/2032	3,750,000	2,759,734
Alexandria Real Estate Equities Inc.	4.85%	04/15/2049	1,750,000	1,463,338
American Tower Corp.	2.40%	03/15/2025	3,000,000	2,785,718
American Tower Corp.	2.70%	04/15/2031	2,250,000	1,764,816
Digital Realty Trust Inc.	3.70%	08/15/2027	2,000,000	1,853,799
Digital Realty Trust Inc.	3.60%	07/01/2029	1,000,000	876,255
Regency Centers LP	3.75%	06/15/2024	2,000,000	1,939,354
Regency Centers LP	4.40%	02/01/2047	1,847,000	1,434,468
SBA Communications Corp.	3.88%	02/15/2027	5,500,000	4,912,325

				19,789,807
Food Products (1.4%)
McCormick & Co., Inc.	2.50%	04/15/2030	6,000,000	4,875,576

Health Care Equipment & Supplies (1.0%)
Becton, Dickinson and Co.	3.36%	06/06/2024	2,000,000	1,944,030
Becton, Dickinson and Co.	4.69%	12/15/2044	1,500,000	1,281,235

				3,225,265
Hotels, Restaurants & Leisure (0.9%)
Hilton Domestic Operating Company Inc.	3.75%	05/01/2029	3,684,000	3,048,510

Household Products (0.5%)
The Clorox Co.	1.80%	05/15/2030	2,050,000	1,580,913

Industrial Conglomerates (1.4%)
Roper Technologies Inc.	2.95%	09/15/2029	3,500,000	2,945,394
Roper Technologies Inc.	2.00%	06/30/2030	2,500,000	1,913,356

				4,858,750
Insurance (1.1%)
Marsh & McLennan Co., Inc.	3.50%	03/10/2025	3,730,000	3,599,650

Interactive Media & Services (1.1%)
Alphabet Inc.	3.38%	02/25/2024	3,000,000	2,962,299
Alphabet Inc.	1.90%	08/15/2040	1,250,000	802,501

				3,764,800

Internet & Direct Marketing Retail (0.8%)
Booking Holdings Inc.	4.63%	04/13/2030	3,000,000	2,818,444

IT Services (1.3%)
Fiserv Inc.	3.85%	06/01/2025	2,500,000	2,400,945
Fiserv Inc.	4.40%	07/01/2049	2,500,000	1,939,253

				4,340,198
Life Sciences Tools & Services (1.5%)
Agilent Technologies Inc.	2.75%	09/15/2029	5,250,000	4,408,662
Danaher Corp.	2.60%	10/01/2050	1,250,000	768,565

				5,177,227
Machinery (3.8%)
CNH Industrial Capital LLC	1.45%	07/15/2026	4,500,000	3,894,525
Pentair Finance SA	4.50%	07/01/2029	5,000,000	4,519,232
Xylem Inc.	2.25%	01/30/2031	5,500,000	4,395,470

				12,809,227
Media (1.1%)
Comcast Corp.	4.25%	10/15/2030	4,000,000	3,702,036

Multiline Retail (0.7%)
Macy’s Retail Holdings LLC	5.88%	04/01/2029	3,000,000	2,446,800

Pharmaceuticals (1.1%)
Merck & Co., Inc.	3.40%	03/07/2029	4,000,000	3,667,475

Road & Rail (1.5%)
Kansas City Southern	2.88%	11/15/2029	4,000,000	3,398,340
Kansas City Southern	4.70%	05/01/2048	2,000,000	1,712,840

				5,111,180
Semiconductors & Semiconductor Equipment (2.4%)
Micron Technology Inc.	2.70%	04/15/2032	5,000,000	3,631,443
Qorvo Inc.	1.75%	12/15/2024	2,500,000	2,304,531
Qorvo Inc.	3.38%	04/01/2031	3,000,000	2,273,100

				8,209,074
Software (2.7%)
Autodesk Inc.	4.38%	06/15/2025	3,630,000	3,574,478
Autodesk Inc.	2.85%	01/15/2030	2,250,000	1,887,233
Cadence Design Systems Inc.	4.38%	10/15/2024	3,940,000	3,895,586

				9,357,297
Specialty Retail (3.1%)
Lowe’s Companies Inc.	4.50%	04/15/2030	3,000,000	2,800,864
O’Reilly Automotive Inc.	4.20%	04/01/2030	5,500,000	5,022,746
Ross Stores Inc.	4.80%	04/15/2030	3,000,000	2,815,670

				10,639,280
Textiles, Apparel & Luxury Goods (2.4%)
Hanesbrands Inc.	4.88%	05/15/2026	5,000,000	4,494,750
VF Corp.	2.40%	04/23/2025	2,000,000	1,868,930
VF Corp.	6.00%	10/15/2033	2,000,000	1,944,053

				8,307,733
Transportation Infrastructure (1.0%)
Avantor Funding Inc.	4.63%	07/15/2028	4,000,000	3,541,376

Wireless Telecommunication Services (1.3%)
T-Mobile USA Inc.	2.25%	02/15/2026	5,000,000	4,473,900

Total investment in corporate bonds (54.9%) (cost $221,002,279)				187,301,087

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
European Bank for Reconstruction & Development	1.50%	02/13/2025	2,000,000	1,872,234
European Investment Bank	1.63%	10/09/2029	2,000,000	1,706,220
European Investment Bank	0.75%	09/23/2030	2,000,000	1,554,185
International Bank for Reconstruction & Development	3.13%	11/20/2025	4,000,000	3,859,920
International Bank for Reconstruction & Development	1.63%	11/03/2031	5,000,000	4,102,423
International Finance Corp.	2.00%	10/24/2022	3,000,000	2,997,986
International Finance Corp.	2.13%	04/07/2026	6,000,000	5,569,500

Total investment in supranational bonds (6.3%) (cost $24,133,932)				21,662,468

U.S. Government Agency Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Fannie Mae	0.88%	12/18/2026	5,000,000	4,328,815
Federal Home Loan Bank	3.05%	12/30/2024	3,000,000	2,901,525
Federal Home Loan Bank	3.33%	06/27/2025	4,000,000	3,857,900
Federal Home Loan Bank	0.50%	07/28/2025	5,000,000	4,466,585
Federal Home Loan Bank	0.68%	02/24/2026	5,075,000	4,475,318
Federal Home Loan Bank	2.75%	06/29/2027	4,000,000	3,845,132
Federal Home Loan Bank	3.00%	06/30/2027	4,000,000	3,831,816
Freddie Mac	0.80%	10/28/2026	4,000,000	3,469,136

Total investment in U.S. government agency bonds (9.1%) (cost $32,521,922)				31,176,227

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
U.S. Treasury	1.63%	11/15/2022	3,000,000	2,994,654
U.S. Treasury	2.50%	03/31/2023	2,000,000	1,987,031
U.S. Treasury	0.88%	01/31/2024	2,500,000	2,388,867
U.S. Treasury	2.50%	01/31/2024	2,000,000	1,953,047
U.S. Treasury	2.38%	02/29/2024	3,000,000	2,921,250
U.S. Treasury	2.13%	03/31/2024	2,000,000	1,936,875
U.S. Treasury	2.50%	04/30/2024	6,000,000	5,834,531
U.S. Treasury	2.50%	05/31/2024	4,000,000	3,885,156
U.S. Treasury	2.00%	05/31/2024	1,000,000	963,359
U.S. Treasury	1.75%	06/30/2024	2,000,000	1,915,313
U.S. Treasury	1.25%	08/31/2024	2,000,000	1,890,859
U.S. Treasury	2.25%	11/15/2024	3,000,000	2,878,711
U.S. Treasury	1.50%	11/30/2024	2,000,000	1,887,422
U.S. Treasury	2.00%	02/15/2025	3,000,000	2,847,188
U.S. Treasury	0.25%	06/30/2025	2,000,000	1,795,625
U.S. Treasury	2.25%	11/15/2025	3,000,000	2,825,742
U.S. Treasury	0.38%	12/31/2025	2,000,000	1,768,828
U.S. Treasury	1.88%	07/31/2026	4,000,000	3,678,281
U.S. Treasury	2.00%	11/15/2026	3,000,000	2,756,250
U.S. Treasury	2.38%	02/15/2042	2,000,000	1,532,813
U.S. Treasury	3.25%	05/15/2042	5,000,000	4,438,281
U.S. Treasury	2.00%	02/15/2050	4,000,000	2,749,219
U.S. Treasury	1.25%	05/15/2050	4,500,000	2,519,473
U.S. Treasury	1.38%	08/15/2050	2,000,000	1,158,750
U.S. Treasury	1.63%	11/15/2050	2,000,000	1,241,875
U.S. Treasury	1.88%	11/15/2051	6,000,000	3,967,969
U.S. Treasury (TIPS)	0.38%	07/15/2025	1,249,350	1,194,423
U.S. Treasury (TIPS)	1.75%	01/15/2028	1,414,230	1,400,088
U.S. Treasury (TIPS)	0.63%	02/15/2043	2,577,320	1,974,335

Total investment in U.S. government treasury bonds (21.0%) (cost $79,612,630)				71,286,215

Total investment in long-term securities (98.9%) (cost $390,165,629)				337,050,221

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.1%) α
Beneficial State Bank	0.30%	10/23/2022	250,000	249,279
Citizens Trust Bank	0.05%	10/06/2022	250,000	249,863

				499,142
Time Deposits (0.5%)
Sumitomo, Tokyo	2.43%	10/03/2022	1,625,542	1,625,541

Securities Purchased with Cash Collateral from Securities Lending
Registered Investment Companies (0.3%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	2.44%			1,008,680

Total short-term securities (0.9%)
(cost $3,133,363)				3,133,363

Total securities (99.8%)
(cost $393,298,992)				340,183,584

Payable upon return of securities loaned (-0.3%)				(1,008,680)

Other assets and liabilities (0.5%)				1,758,763

Total net assets (100.0%)				340,933,667

λ	This security, or partial position of this security, was on loan at September 30, 2022. The total value of the securities on loan at September 30, 2022 was $987,020.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.
plc	Public Limited Company
LP	Limited Partnership
TIPS	Treasury Inflation Protected Security